Financial Risk Management Objectives and Policies (Details Narrative) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Long term borrowings	$ 5,051,910	$ 2,078,570	$ 4,473,489
Foreign currency transactions	$ 28,097	$ 0
Three Customers [Member]
IfrsStatementLineItems [Line Items]
Concentration risk percentage	60.70%	46.00%
Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Long term borrowings	$ 6,030,484	$ 3,584,887